Pledged Assets (Tables)	12 Months Ended
Mar. 31, 2012
Assets Pledged as Collateral for Guarantees for Debt

At March 31, 2012, assets pledged as collateral for guarantees for debt are as follows:

	Millions of yen	Thousands of U.S. dollars
Cash and cash equivalents	¥2	$24
Other current assets	2,279	27,793

Total	¥2,281	$27,817

The above assets were pledged against the following liabilities:

	Millions of yen	Thousands of U.S. dollars
Guarantees for debt	¥2,281	$27,817

Total	¥2,281	$27,817